Financial Risk Management - Schedule of Capital Objectives-Related Information (Detail) - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Capital Objectives Related Information [Line Items]
Free cash flow before M&A as % of net sales 1)	11.30%	16.20%
Positive net cash (SEK billion)	kr 61.2	kr 37.8
Moody's [member] | External credit grades [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating and outlook	Ba1, positive	Ba1, stable
SP Global [Member] | External credit grades [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating and outlook	BBB–, stable	BBB–, stable
Fitch Ratings [member] | External credit grades [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating and outlook	BBB–, stable	BBB–, stable